Financial income and expense - Summary of financial expenses (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Detailed Information about Financial Expense [Abstract]
Interest expense, Financial liabilities measured at AC		¥ 28,163	¥ 16,016	¥ 6,377
Interest expense, Other		12,833	10,382	8,223
Foreign exchange loss, net	[1]	6,989	14,489	1,612
Loss on revaluation of equity instruments, Financial assets measured at FVPL	[2]		4,623	66,177
Other		17,781	13,441	21,751
Total		¥ 65,766	¥ 58,951	¥ 104,140

[1]	Foreign exchange loss, net includes gains or losses from foreign exchange contracts.
[2]	Shares of Spotify Technology S.A. (“Spotify”) held by Sony are classified as equity securities required to be measured at fair value through profit or loss. The revaluation of the Spotify shares, net of costs to be paid to Sony’s artists and distributed labels, owned as of March 31, 2022, 2023 and 2024 resulted in an unrealized loss of 45,017 million yen (395 million U.S. dollars), an unrealized loss of 7,787 million yen (58 million U.S. dollars), and an unrealized gain of 64,764 million yen (440 million U.S. dollars), respectively.